Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Mar. 31, 2010	$ (914,575)		$ 8,137	$ 45,021,097	$ (45,943,809)
Beginning balance, shares at Mar. 31, 2010			8,136,640
Issuance of common stock for conversion of convertible debentures, shares			66,666
Issuance of common stock for conversion of convertible debentures	200,000		67	199,933
Reclassification of derivative liability to additional paid-in capital	128,276			128,276
Reduction of accrued offering costs in connection with February 2010 and 2011 financing	29,067			29,067
Issuance of common stock for services, shares			13,636
Issuance of common stock for services	23,999		14	23,985
Exercise of warrants and options for cash, shares			279,094
Exercise of warrants and options for cash	213,203		279	212,924
Cashless exercise of warrants, shares			114,061
Cashless exercise of warrants			114	(114)
Issuance of units in private placement offering, net of offering costs of $1,776,605 and $572,255 in the year 2011 and 2012 respectively, shares			18,894,507
Issuance of units in private placement offering, net of offering costs of $1,776,605 and $572,255 in the year 2011 and 2012 respectively	11,449,559		18,894	11,430,665
Share-based compensation related to stock options and warrants issued to consultants, employees and directors	971,158			971,158
Net loss	(6,152,278)				(6,152,278)
Ending balance at Mar. 31, 2011	5,948,409		27,505	58,016,991	(52,096,087)
Ending balance, shares at Mar. 31, 2011			27,504,604
Issuance of common stock for conversion of convertible debentures	156,999			156,999
Reduction of accrued offering costs in connection with February 2010 and 2011 financing	(36,543)			(36,543)
Exercise of warrants and options for cash, shares			742,380
Exercise of warrants and options for cash	571,630		742	570,888
Cashless exercise of warrants, shares			36,090
Cashless exercise of warrants			36	(36)
Issuance of units in private placement offering, net of offering costs of $1,776,605 and $572,255 in the year 2011 and 2012 respectively, shares			9,477,554
Issuance of units in private placement offering, net of offering costs of $1,776,605 and $572,255 in the year 2011 and 2012 respectively	4,640,400		9,478	4,630,922
Share-based compensation related to stock options and warrants issued to consultants, employees and directors	281,553			281,553
Net loss	(7,832,928)				(7,832,928)
Ending balance at Mar. 31, 2012	$ 3,729,520		$ 37,761	$ 63,620,774	$ (59,929,015)
Ending balance, shares at Mar. 31, 2012			37,760,628